Long-Term Loan from Related Party (Details) - Schedule of composition - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composition Abstract
Loans from David Leb, Board member	$ 941	$ 1,102
Less - current maturities	(941)	(220)
Total long-term loans		$ 882